Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 14, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table provides information showing the relationship during 2025, 2024, 2023, 2022 and 2021 between (1) executive compensation “actually paid” (as defined by SEC rule) to (a) each person serving as our principal executive officer, or PEO, and (b) all of our other NEOs on an average basis, and (2) the Company’s financial performance
.

							Value of Initial Fixed $100
Year	Summary Compesation Table Total for PEO Serving at End of Year	Compensation Actually Paid to PEO Serving at End of Year(1)	Summary Compensation Table Total for Other PEO Serving During Year	Compensation Actually Paid to Other PEO Serving During Year(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)	Company TSR	Compensation Peer Group TSR(2)	Net Income (in millions)	Adjusted EPS(3)
2025	$7,055,667 (4)	$7,510,597 (4)	$6,327,892	$7,229,100	$2,979,458 (6)	$2,255,625 (6)	$93.81	$158.66	$1,111	$5.66
2024	$8,580,730 (5)	$7,829,705 (5)	N/A	N/A	$2,957,990 (6)	$2,438,759 (6)	$87.33	$137.22	$1,051	$5.32
2023	$7,720,825 (5)	$6,663,470 (5)	N/A	N/A	$3,208,811 (6)	$2,296,630 (6)	$90.52	$109.82 (7)	$944	$4.89
2022	$6,720,753 (5)	$6,550,865 (5)	$1,522,833 (8)	$544,611 (8)	$2,826,346 (6)	$2,788,422 (6)	$102.49	$118.19 (7)	$820	$4.50
2021	$7,398,128 (8)	$8,409,238 (8)	N/A	N/A	$1,839,683 (6)	$2,025,485 (6)	$124.81	$118.43	$1,263	$4.27

(1)
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate compensation actually paid. In computing these amounts with respect to PSUs, (i) total fair value (FV) as of year-end
is based on the updated expected payout of the PSU using data through year-end
(including as estimated through Monte Carlo simulations), and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance
.

	2025			2024		2023		2022			2021
Adjustments to Total Compensation, from Summary Compensation Table	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO at End of Year	All Average NEOs	PEO at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO Serving at End of Year	All Average NEOs

Total Compensation, from Summary Compensation Table	$7,055,667	$6,327,892	$2,979,458	$8,580,730	$2,957,990	$7,720,825	$3,208,811	$6,720,753	$1,522,833	$2,826,346	$7,398,128	$1,839,683

Deduct grant date fair value of equity awards granted during the year	$(4,060,491)	$(4,817,643)	$(1,024,321)	$(4,881,557)	$(1,151,400)	$(4,654,564)	$(1,191,531)	$(4,067,077)	$(290,791)	$(1,352,217)	$(3,999,969)	$(689,695)

Add year-end FV of equity awards granted during year that are outstanding and unvested as of year-end	$4,270,475	$5,151,441	$971,986	$5,038,937	$1,148,910	$4,312,502	$1,103,938	$3,974,063	$—	$1,315,031	$4,011,528	$706,983

Add change in FV as of year-end of equity awards granted in prior years that are outstanding and unvested as of year-end	$221,868	$516,754	$63,136	$(796,584)	$(161,524)	$(705,528)	$(238,561)	$78,663	$318,793	$8,930	$1,430,514	$321,927

Add change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested during the year	$23,078	$50,656	$6,129	$(111,821)	$(27,665)	$(9,765)	$870	$(155,537)	$(461,447)	$(57,025)	$116,792	$23,821

Deduct FV at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the year	$—	$—	$(105,431)	$—	$—	$—	$—	$—	$(1,041,948)	$—	$—	$—

Deduct change in actuarial present value for all defined benefit and actuarial pension plans	$—	$—	$(685,295)	$—	$(360,504)	$—	$(624,104)	$—	$—	$—	$(1,017,097)	$(226,613)

Add ASC 715 pension service cost attributable to services rendered in the year	$—	$—	$49,963	$—	$32,952	$—	$37,207	$—	$497,171	$47,357	$469,342	$49,379

Compensation Actually Paid (as defined by SEC rule)	$7,510,597	$7,229,100	$2,255,625	$7,829,705	$2,438,759	$6,663,470	$2,296,630	$6,550,865	$544,611	$2,788,422	$8,409,238	$2,025,485

(2)
The identity of the companies, and the analysis utilized by the ED&CC to review and approve changes, in the peer group for 2025, 2024, 2023, 2022 and 2021 are incorporated by reference from the descriptions contained in “Compensation Discussion and Analysis—Compensation Determinations and Pay Competitiveness” in this proxy statement and in the corresponding sections of our 2024, 2023, 2022 and 2021 proxy statements. The peer groups for 2025, 2024, 2023 and 2022 were comprised of the same companies, except that UGI Corporation replaced Public Service Enterprise Group Incorporated, beginning with the 2023 peer group. The peer group for 2021 was comprised of the same companies as for 2022, except that MDU Resources Group, Inc., which had been included in the 2021 peer group, was replaced by Essential Utilities, Inc. in 2022.

(3)
This metric is the Company-Selected Measure, which in our assessment represents the most important financial performance measure that we use to link compensation “actually paid” (as defined by SEC rule) in 2025 to our NEOs. Adjusted EPS is a non-GAAP
measure. See Part B of Appendix A for a reconciliation.

(4)	Mr. Griffith has been serving as PEO commencing May 14, 2025, after succeeding Ms. Hardwick upon her retirement.
(5)	Ms. Hardwick was PEO from February 2, 2022 until May 14, 2025.
(6)
The persons included as the other NEOs in this calculation for each year are: (i) for 2025, Mses. Duffy, Kennedy, Norton and Mitchell, and Mr. Bowler; (ii) for 2024 and 2023, Mses. Kennedy and Norton, and James H. Gallegos and Mr. Griffith; (iii) for 2022, Mses. Kennedy and Norton, and Messrs. Gallegos and Griffith; and (iv) for 2021, Ms. Kennedy, Hardwick and Norton, and Adam Noble and Michael A. Sgro.

(7)
The cumulative TSR reported above for the Company’s peer group for (i) 2023 ($109.82) would have been $108.24 if the companies in the 2022 peer group had been used instead and (ii) 2022 ($118.19) would have been $118.05 if the companies in the 2021 peer group had been used instead. There w e re no peer group changes that impacted compensation for 2025, 2024 or 2021.
(8)	During 2021, Walter J. Lynch served as our PEO until his retirement on February 2, 2022.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
(6)
The persons included as the other NEOs in this calculation for each year are: (i) for 2025, Mses. Duffy, Kennedy, Norton and Mitchell, and Mr. Bowler; (ii) for 2024 and 2023, Mses. Kennedy and Norton, and James H. Gallegos and Mr. Griffith; (iii) for 2022, Mses. Kennedy and Norton, and Messrs. Gallegos and Griffith; and (iv) for 2021, Ms. Kennedy, Hardwick and Norton, and Adam Noble and Michael A. Sgro.

Peer Group Issuers, Footnote
(7)
The cumulative TSR reported above for the Company’s peer group for (i) 2023 ($109.82) would have been $108.24 if the companies in the 2022 peer group had been used instead and (ii) 2022 ($118.19) would have been $118.05 if the companies in the 2021 peer group had been used instead. There w e re no peer group changes that impacted compensation for 2025, 2024 or 2021.

Adjustment To PEO Compensation, Footnote

	2025			2024		2023		2022			2021
Adjustments to Total Compensation, from Summary Compensation Table	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO at End of Year	All Average NEOs	PEO at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO Serving at End of Year	All Average NEOs

Total Compensation, from Summary Compensation Table	$7,055,667	$6,327,892	$2,979,458	$8,580,730	$2,957,990	$7,720,825	$3,208,811	$6,720,753	$1,522,833	$2,826,346	$7,398,128	$1,839,683

Deduct grant date fair value of equity awards granted during the year	$(4,060,491)	$(4,817,643)	$(1,024,321)	$(4,881,557)	$(1,151,400)	$(4,654,564)	$(1,191,531)	$(4,067,077)	$(290,791)	$(1,352,217)	$(3,999,969)	$(689,695)

Add year-end FV of equity awards granted during year that are outstanding and unvested as of year-end	$4,270,475	$5,151,441	$971,986	$5,038,937	$1,148,910	$4,312,502	$1,103,938	$3,974,063	$—	$1,315,031	$4,011,528	$706,983

Add change in FV as of year-end of equity awards granted in prior years that are outstanding and unvested as of year-end	$221,868	$516,754	$63,136	$(796,584)	$(161,524)	$(705,528)	$(238,561)	$78,663	$318,793	$8,930	$1,430,514	$321,927

Add change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested during the year	$23,078	$50,656	$6,129	$(111,821)	$(27,665)	$(9,765)	$870	$(155,537)	$(461,447)	$(57,025)	$116,792	$23,821

Deduct FV at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the year	$—	$—	$(105,431)	$—	$—	$—	$—	$—	$(1,041,948)	$—	$—	$—

Deduct change in actuarial present value for all defined benefit and actuarial pension plans	$—	$—	$(685,295)	$—	$(360,504)	$—	$(624,104)	$—	$—	$—	$(1,017,097)	$(226,613)

Add ASC 715 pension service cost attributable to services rendered in the year	$—	$—	$49,963	$—	$32,952	$—	$37,207	$—	$497,171	$47,357	$469,342	$49,379

Compensation Actually Paid (as defined by SEC rule)	$7,510,597	$7,229,100	$2,255,625	$7,829,705	$2,438,759	$6,663,470	$2,296,630	$6,550,865	$544,611	$2,788,422	$8,409,238	$2,025,485

Non-PEO NEO Average Total Compensation Amount			$ 2,979,458	$ 2,957,990	$ 3,208,811	$ 2,826,346	$ 1,839,683
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,255,625	2,438,759	2,296,630	2,788,422	2,025,485
Adjustment to Non-PEO NEO Compensation Footnote

	2025			2024		2023		2022			2021
Adjustments to Total Compensation, from Summary Compensation Table	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO at End of Year	All Average NEOs	PEO at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO Serving at End of Year	All Average NEOs

Total Compensation, from Summary Compensation Table	$7,055,667	$6,327,892	$2,979,458	$8,580,730	$2,957,990	$7,720,825	$3,208,811	$6,720,753	$1,522,833	$2,826,346	$7,398,128	$1,839,683

Deduct grant date fair value of equity awards granted during the year	$(4,060,491)	$(4,817,643)	$(1,024,321)	$(4,881,557)	$(1,151,400)	$(4,654,564)	$(1,191,531)	$(4,067,077)	$(290,791)	$(1,352,217)	$(3,999,969)	$(689,695)

Add year-end FV of equity awards granted during year that are outstanding and unvested as of year-end	$4,270,475	$5,151,441	$971,986	$5,038,937	$1,148,910	$4,312,502	$1,103,938	$3,974,063	$—	$1,315,031	$4,011,528	$706,983

Add change in FV as of year-end of equity awards granted in prior years that are outstanding and unvested as of year-end	$221,868	$516,754	$63,136	$(796,584)	$(161,524)	$(705,528)	$(238,561)	$78,663	$318,793	$8,930	$1,430,514	$321,927

Add change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested during the year	$23,078	$50,656	$6,129	$(111,821)	$(27,665)	$(9,765)	$870	$(155,537)	$(461,447)	$(57,025)	$116,792	$23,821

Deduct FV at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the year	$—	$—	$(105,431)	$—	$—	$—	$—	$—	$(1,041,948)	$—	$—	$—

Deduct change in actuarial present value for all defined benefit and actuarial pension plans	$—	$—	$(685,295)	$—	$(360,504)	$—	$(624,104)	$—	$—	$—	$(1,017,097)	$(226,613)

Add ASC 715 pension service cost attributable to services rendered in the year	$—	$—	$49,963	$—	$32,952	$—	$37,207	$—	$497,171	$47,357	$469,342	$49,379

Compensation Actually Paid (as defined by SEC rule)	$7,510,597	$7,229,100	$2,255,625	$7,829,705	$2,438,759	$6,663,470	$2,296,630	$6,550,865	$544,611	$2,788,422	$8,409,238	$2,025,485

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is an unranked tabular list of the most important financial and non-financial
meas
ure
s that we use to link compensation “actually paid” (as defined by SEC rule and set forth above) to all of our NEOs during 2025 to our performance. The Company-Selected Measure is denoted with an asterisk.

Tabular List of Performance Measures
Financial	Non-Financial
EPS/Adjusted EPS*	DART
EPS CAGR	Drinking Water Quality
Relative TSR	Customer Satisfaction
ROE

Total Shareholder Return Amount			$ 93.81	87.33	90.52	102.49	124.81
Peer Group Total Shareholder Return Amount			158.66	137.22	109.82	118.19	118.43
Net Income (Loss)			$ 1,111,000,000	$ 1,051,000,000	$ 944,000,000	$ 820,000,000	$ 1,263,000,000
Company Selected Measure Amount			5.66	5.32	4.89	4.5	4.27
Measure:: 1
Pay vs Performance Disclosure
Name			EPS/Adjusted EPS
Non-GAAP Measure Description	This metric is the Company-Selected Measure, which in our assessment represents the most important financial performance measure that we use to link compensation “actually paid” (as defined by SEC rule) in 2025 to our NEOs. Adjusted EPS is a non-GAAP
			measure. See Part B of Appendix A for a reconciliation.
Measure:: 2
Pay vs Performance Disclosure
Name			EPS CAGR
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			ROE
Measure:: 5
Pay vs Performance Disclosure
Name			DART
Measure:: 6
Pay vs Performance Disclosure
Name			Drinking Water Quality
Measure:: 7
Pay vs Performance Disclosure
Name			Customer Satisfaction
Walter J. Lynch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 1,522,833	$ 7,398,128
PEO Actually Paid Compensation Amount						$ 544,611	$ 8,409,238
PEO Name						Walter J. Lynch	Walter J. Lynch
Ms. Hardwick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,327,892	$ 8,580,730	$ 7,720,825	$ 6,720,753
PEO Actually Paid Compensation Amount			7,229,100	$ 7,829,705	$ 6,663,470	$ 6,550,865
PEO Name	Ms. Hardwick			Ms. Hardwick	Ms. Hardwick	Ms. Hardwick
Mr.Griffith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,055,667
PEO Actually Paid Compensation Amount			7,510,597
PEO Name		Mr. Griffith
PEO | Walter J. Lynch [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 0	$ (1,017,097)
PEO | Walter J. Lynch [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						497,171	469,342
PEO | Walter J. Lynch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(290,791)	(3,999,969)
PEO | Walter J. Lynch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	4,011,528
PEO | Walter J. Lynch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						318,793	1,430,514
PEO | Walter J. Lynch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(461,447)	116,792
PEO | Walter J. Lynch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,041,948)	0
PEO | Ms. Hardwick [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	$ 0	$ 0	0
PEO | Ms. Hardwick [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Ms. Hardwick [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,817,643)	(4,881,557)	(4,654,564)	(4,067,077)
PEO | Ms. Hardwick [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,151,441	5,038,937	4,312,502	3,974,063
PEO | Ms. Hardwick [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			516,754	(796,584)	(705,528)	78,663
PEO | Ms. Hardwick [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,656	(111,821)	(9,765)	(155,537)
PEO | Ms. Hardwick [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr.Griffith [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr.Griffith [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr.Griffith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,060,491)
PEO | Mr.Griffith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,270,475
PEO | Mr.Griffith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			221,868
PEO | Mr.Griffith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,078
PEO | Mr.Griffith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(685,295)	(360,504)	(624,104)	0	(226,613)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			49,963	32,952	37,207	47,357	49,379
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,024,321)	(1,151,400)	(1,191,531)	(1,352,217)	(689,695)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			971,986	1,148,910	1,103,938	1,315,031	706,983
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			63,136	(161,524)	(238,561)	8,930	321,927
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,129	(27,665)	870	(57,025)	23,821
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (105,431)	$ 0	$ 0	$ 0	$ 0